Joint Ventures (Details Textual) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Feb. 09, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 0	$ 16,949	$ 2,600
Gain loss on disposal of investments in joint ventures			$ 643
Soquimich European Holding B.V. [Member]
Statement [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities				$ 1,276
Arpa Speciali SRL [Member]
Statement [Line Items]
Disposal of interests in joint ventures consideration receivable				56
Gain loss on disposal of investments in joint ventures				125
Proceeds from disposal of interests in joint ventures				17
Arpa Speciali SRL [Member] | Other Accounts Receivable [Member]
Statement [Line Items]
Disposal of interest in joint ventures balance consideration receivable current				20
Disposal of interest in joint ventures balance consideration receivable non current				$ 20
Coromandel SQM India [Member]
Statement [Line Items]
Proceeds from disposal of interests in joint ventures			$ 1,604
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Gain loss on disposal of investments in joint ventures		$ 62
Proceeds from disposal of interests in joint ventures		1,303
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Statement [Line Items]
Reversal of impairment losses on investment in associates		7,036
Sales contracts and interest in the joint venture	$ 11,500
Kidmann Resourcs Westmen And Mt Holland [Member]
Statement [Line Items]
Contribution towards projects in joint operations		30,000
Wesment Farmers Limited [Member]
Statement [Line Items]
Contribution towards projects in joint operations		$ 15,000
Mt Holland [Member]
Statement [Line Items]
Finance activities for the year						$ 50,000